Condensed Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Assets
Cash and Cash Equivalents	¥ 1,275,912	¥ 1,206,573
Restricted Cash	119,811	115,410
Net Investment in Leases	1,200,669	1,167,380
Installment Loans The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2025 ¥97,694 million September 30, 2025 ¥85,724 million	4,208,241	4,081,019
Allowance for Credit Losses	(58,990)	(56,769)
Investment in Operating Leases	2,086,405	1,967,178
Investment in Securities The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2025 ¥41,018 million September 30, 2025 ¥41,499 million The amounts which are associated to available-for-sale debt securities are as follows: As of March 31, 2025 Amortized Cost ¥3,174,036 million Allowance for Credit Losses ¥(670) million As of September 30, 2025 Amortized Cost ¥3,394,683 million Allowance for Credit Losses ¥(771) million	3,393,331	3,234,547
Property under Facility Operations	767,159	771,851
Equity method investments	1,240,679	1,320,015
Trade Notes, Accounts and Other Receivable	413,144	411,012
Inventories	240,377	229,229
Office Facilities	192,910	191,957
Other Assets The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2025 ¥2,586 September 30, 2025 ¥1,515 million	2,524,635	2,226,849
Total Assets	17,604,283	16,866,251
Liabilities:
Short-Term Debt	609,876	549,680
Deposits	2,628,153	2,449,812
Trade Notes, Accounts and Other Payable	317,205	339,787
Policy Liabilities and Policy Account Balances The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2025 ¥136,257 million September 30, 2025 ¥142,700 million	1,724,828	1,948,047
Current and Deferred Income Taxes	675,172	578,781
Long-Term Debt	5,911,472	5,733,118
Other Liabilities	1,167,533	1,091,811
Total Liabilities	13,034,239	12,691,036
Redeemable Noncontrolling Interests	48,186	3,432
Commitments and Contingent Liabilities
Equity:
Common Stock	221,111	221,111
Additional Paid-in Capital	235,206	234,193
Retained Earnings	3,560,087	3,354,911
Accumulated Other Comprehensive Income	558,624	341,298
Treasury Stock, at Cost	(133,351)	(61,731)
ORIX Corporation Shareholders' Equity	4,441,677	4,089,782
Noncontrolling Interests	80,181	82,001
Total Equity	4,521,858	4,171,783
Total Liabilities and Equity	17,604,283	16,866,251
Variable Interest Entity, Primary Beneficiary
Assets
Cash and Cash Equivalents	465	1,333
Net Investment in Leases (Net of Allowance for Credit Losses)	15,160	6,482
Installment Loans (Net of Allowance for Credit Losses)	14,203	71,668
Investment in Operating Leases	81,883	77,480
Property under Facility Operations	75,314	91,323
Equity method investments	49,156	49,409
Other Assets The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2025 ¥2,586 September 30, 2025 ¥1,515 million	36,474	45,402
Total Assets	272,655	343,097
Liabilities:
Trade Notes, Accounts and Other Payable	582	525
Long-Term Debt	155,828	199,360
Other Liabilities	15,819	16,749
Total Liabilities	¥ 172,229	¥ 216,634